Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Italy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Leonardo SpA	409,142	$4,532,831

Auto Components — 1.2%
Pirelli & C SpA(a)	518,950	2,952,759

Automobiles — 9.1%
Ferrari NV	81,983	11,657,251
Fiat Chrysler Automobiles NV	860,705	10,970,492

		22,627,743

Banks — 20.1%
FinecoBank Banca Fineco SpA	381,711	3,945,637
Intesa Sanpaolo SpA	11,407,591	23,311,359
Mediobanca Banca di Credito Finanziario SpA	636,615	5,868,256
UniCredit SpA	1,473,966	16,733,935

		49,859,187

Beverages — 2.4%
Davide Campari-Milano SpA	600,380	5,850,698

Diversified Financial Services — 2.8%
EXOR NV	108,945	6,825,270

Diversified Telecommunication Services — 2.0%
Telecom Italia SpA/Milano(b)	9,914,713	4,859,113

Electric Utilities — 19.3%
Enel SpA	6,381,450	39,609,216
Terna Rete Elettrica Nazionale SpA	1,359,483	8,280,662

		47,889,878

Electrical Equipment — 1.8%
Prysmian SpA	259,728	4,321,159

Energy Equipment & Services — 2.3%
Tenaris SA	477,392	5,612,408

Insurance — 6.6%
Assicurazioni Generali SpA	620,468	10,865,644
Poste Italiane SpA(a)	550,935	5,341,230

		16,206,874

Machinery — 3.4%
CNH Industrial NV	969,068	8,420,913

Oil, Gas & Consumable Fuels — 16.0%
Eni SpA	1,972,036	29,842,575

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Snam SpA	1,960,714	$9,840,888

		39,683,463

Pharmaceuticals — 1.9%
Recordati SpA	116,187	4,790,501

Textiles, Apparel & Luxury Goods — 2.7%
Moncler SpA	179,806	6,612,106

Transportation Infrastructure — 4.6%
Atlantia SpA	458,756	11,481,885

Total Common Stocks — 98.0% (Cost: $308,012,862)		242,526,788

Preferred Stocks

Diversified Telecommunication Services — 1.4%
Telecom Italia SpA/Milano, Preference Shares, NVS	7,426,642	3,463,456

Total Preferred Stocks — 1.4% (Cost: $5,685,552)		3,463,456

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	236,265	236,265

Total Short-Term Investments — 0.1% (Cost: $236,265)		236,265

Total Investments in Securities — 99.5% (Cost: $313,934,679)		246,226,509

Other Assets, Less Liabilities — 0.5%		1,349,246

Net Assets — 100.0%		$247,575,755

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	9,072,916	(9,072,916)	—	$—	$11,385	(a)	$29	$(704)
BlackRock Cash Funds: Treasury, SL Agency Shares	142,515	93,750	236,265	236,265	3,645		—	—

				$236,265	$15,030		$29	$(704)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Italy ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE/MIB Index	12	06/21/19	$ 1,324	$(51,305)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$242,526,788	$—	$—	$242,526,788
Preferred Stocks	3,463,456	—	—	3,463,456
Money Market Funds	236,265	—	—	236,265

	$246,226,509	$—	$—	$246,226,509

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(51,305)	$—	$—	$(51,305)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

2